LIABILITIES AND DEBT - Convertible Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES AND DEBT
Issuance of convertible notes payable			$ 6,951,250	$ 8,433,650
Amortization of debt discount	$ 689,100
Unamortized debt discount			1,378,200
Convertible Debt
LIABILITIES AND DEBT
Amortization of debt discount	689,100	$ 1,058,583	6,506,384	801,538
Principal	100,000		4,100,000	9,565,000	$ 100,000
Unamortized debt discount			1,378,200	3,963,386
Number of shares resulting from conversion		8,739
Convertible Debt 2020 Regulation D Offering
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO	$ 100,000		100,000	$ 100,000
Convertible Debt 2020 Regulation D Offering | Convertible Debt
LIABILITIES AND DEBT
Interest rate				14.00%
December Notes
LIABILITIES AND DEBT
Principal			4,000,000
Unamortized debt discount			$ 1,278,200